EQUITY (Tables)	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Schedule of Statutory Surplus Reserve Activity [Table Text Block]
As of June 30, 2014 and December 31, 2013, statutory surplus reserve activity was as follows:

	June 30,	December 31,
	2014 US$	2013 US$

Balance – beginning of year	76,260	75,489
Addition to statutory reserves	(2,257)	771
Balance –end of period	74,003	76,260

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company valued the stock options using the Black-Scholes model with the following assumptions:

	Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value Per share
Employees	5	126%	0%	0.83%	$1.22
Directors and officers	5	126%	0%	0.83%	$1.22
Chen Ping	5	192%	0%	1.41%	$2.30

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following is a summary of the option activity:

		Weighted Average	Aggregate
Stock options	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2012	450,000	$1.45	-
Granted	-
Forfeited	-
Exercised	-
Outstanding as of June 30, 2013	450,000	$1.45	400,500

		Weighted Average	Aggregate
Stock options	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2013	442,000	1.63	994,160
Granted	-
Forfeited	-
Exercised	(134,000)
Outstanding as of June 30, 2014	308,000	$1.65	1,568,300

Schedule of Share-based Compensation Shares Authorized Under Stock Option Plans by Exercise Price Range [Table Text Block]
Following is a summary of the status of options outstanding and exercisable at June 30, 2014:

Outstanding options			Exercisable options
Average Exercise price	Number	Average remaining contractual life(years)	Average Exercise price	Number	Average remaining contractual life(years)
$1.45	214,000	2.5	$1.45	71,600	2.5

$2.30	94,000	4.3	$2.30	-	-